Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Doubtful Accounts Disclosure [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31
	2012	2011

Balance, beginning of the year	$5,250	$5,603
Additions, during the year	5,594	4,643
Written-off, uncollectible, during the year	(5,774)	(5,463)
Recoveries, during the year	869	503
Foreign currency translation adjustment, for the year	41	(36)
Balance, end of year	$5,980	$5,250